Loans And Allowance For Credit Losses (Tables)	12 Months Ended
Mar. 31, 2012
Loans And Allowance For Credit Losses [Abstract]
Loans By Domicile And Type Of Industry Of Borrower Segment Classification
	2011	2012
	(in millions)
Domestic:
Manufacturing	¥11,248,033	¥11,451,720
Construction	1,280,899	1,155,926
Real estate	11,660,798	11,035,029
Services	3,417,689	3,239,688
Wholesale and retail	8,443,580	8,492,234
Banks and other financial institutions(1)	3,421,419	3,511,055
Communication and information services	1,249,272	1,284,585
Other industries	8,410,092	10,390,191
Consumer	18,420,864	17,636,553

Total domestic	67,552,646	68,196,981

Foreign:
Governments and official institutions	516,637	554,933
Banks and other financial institutions(1)	3,565,502	4,722,587
Commercial and industrial	13,116,390	15,675,995
Other	2,853,671	3,238,830

Total foreign	20,052,200	24,192,345

Unearned income, unamortized premiums—net and deferred loan fees—net	(102,871)	(91,083)

Total(2)	¥87,501,975	¥92,298,243

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥65,162 million and ¥46,634 million at March 31, 2011 and 2012, respectively, which are carried at the lower of cost or estimated fair value.

Nonaccrual Status Of Loans By Class

	2011	2012
	(in millions)
Commercial
Domestic	¥686,084	¥808,757
Manufacturing	137,275	199,608
Construction	48,338	39,959
Real estate	128,282	104,690
Services	74,234	84,753
Wholesale and retail	171,870	237,380
Banks and other financial institutions	7,238	7,802
Communication and information services	32,978	33,233
Other industries	36,163	47,931
Consumer	49,706	53,401
Foreign-excluding UNBC	102,869	69,361
Residential	129,777	122,270
Card	141,445	113,450
UNBC	78,623	49,651

Total(1)	¥1,138,798	¥1,163,489

Note:

(1)	The above table does not include loans held for sale of ¥548 million and nil at March 31, 2011 and 2012, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,346 million at March 31, 2011 and 2012, respectively.

Summary Of Impaired Loans, Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class
	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million.

	At March 31, 2012					Fiscal year ended March 31, 2012
	Recorded Loan Balance
	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,045,342	¥279,330	¥1,324,672	¥1,387,029	¥616,769	¥1,270,856	¥21,356
Manufacturing	302,210	56,268	358,478	376,393	187,081	333,409	5,656
Construction	33,802	22,034	55,836	60,498	19,986	63,215	1,370
Real estate	112,357	50,982	163,339	176,520	52,165	173,739	2,476
Services	140,228	36,378	176,606	182,044	74,707	176,047	3,203
Wholesale and retail	299,637	69,051	368,688	375,464	192,671	326,440	5,239
Banks and other financial institutions	9,418	253	9,671	11,777	2,314	9,812	85
Communication and information services	39,077	12,534	51,611	54,063	23,278	55,387	1,152
Other industries	54,183	8,918	63,101	63,336	40,484	57,612	927
Consumer	54,430	22,912	77,342	86,934	24,083	75,195	1,248
Foreign-excluding UNBC	154,249	177	154,426	155,433	89,049	138,900	1,016
Loans acquired with deteriorated credit quality	34,472	78	34,550	56,054	10,704	35,307	1,983
Residential	303,449	23,513	326,962	406,740	102,892	318,512	6,549
Card	145,123	1,666	146,789	164,659	47,418	149,255	6,972
UNBC	29,554	14,915	44,469	49,974	5,321	45,297	1,354

Total	¥1,712,189	¥319,679	¥2,031,868	¥2,219,889	¥872,153	¥1,958,127	¥39,230

Note:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.

Credit Quality Indicators Of Loans By Class

At March 31, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥45,354,265	¥4,357,196	¥686,431	¥50,397,892
Manufacturing	9,957,029	1,141,101	137,275	11,235,405
Construction	1,007,788	223,791	48,306	1,279,885
Real estate	9,793,308	1,023,691	128,401	10,945,400
Services	2,878,813	445,863	74,234	3,398,910
Wholesale and retail	7,411,408	829,277	171,870	8,412,555
Banks and other financial institutions	3,110,731	298,554	7,238	3,416,523
Communication and information services	1,074,367	140,614	32,978	1,247,959
Other industries	8,210,660	156,090	36,163	8,402,913
Consumer	1,910,161	98,215	49,966	2,058,342
Foreign-excluding UNBC	14,992,355	1,006,010	39,490	16,037,855
Loans acquired with deteriorated credit quality	41,144	56,201	22,119	119,464

Total	¥60,387,764	¥5,419,407	¥748,040	¥66,555,211

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥16,015,242	¥134,773	¥16,150,015
Card	¥727,880	¥144,163	¥872,043

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,715,853	¥21,595	¥1,767,355	¥275,762	¥3,780,565

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for more information on FDIC covered loans.

At March 31, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,609,922	¥4,324,321	¥808,836	¥51,743,079
Manufacturing	10,139,970	1,100,059	199,608	11,439,637
Construction	901,366	213,648	39,928	1,154,942
Real estate	9,366,628	972,220	104,757	10,443,605
Services	2,713,378	425,694	84,753	3,223,825
Wholesale and retail	7,434,212	788,769	237,380	8,460,361
Banks and other financial institutions	3,065,589	433,192	7,803	3,506,584
Communication and information services	1,137,182	113,561	33,233	1,283,976
Other industries	10,185,274	152,041	47,964	10,385,279
Consumer	1,666,323	125,137	53,410	1,844,870
Foreign-excluding UNBC	18,779,012	1,099,549	65,715	19,944,276
Loans acquired with deteriorated credit quality	32,714	54,863	21,057	108,634

Total	¥65,421,648	¥5,478,733	¥895,608	¥71,795,989

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,461,203	¥125,715	¥15,586,918
Card	¥642,578	¥115,295	¥757,873

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,784,444	¥24,022	¥2,083,976	¥149,261	¥4,041,703

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥160,209 million. See Note 2 for more information on FDIC covered loans.

Age Analysis Of Past Due Loans By Class

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

At March 31, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥36,474	¥68,428	¥104,902	¥51,638,177	¥51,743,079	¥8,064
Manufacturing	3,874	7,776	11,650	11,427,987	11,439,637	19
Construction	1,856	2,474	4,330	1,150,612	1,154,942	63
Real estate	6,551	16,413	22,964	10,420,641	10,443,605	2,735
Services	3,739	4,731	8,470	3,215,355	3,223,825	200
Wholesale and retail	10,225	10,246	20,471	8,439,890	8,460,361	71
Banks and other financial institutions	8	179	187	3,506,397	3,506,584	—
Communication and information services	4,718	5,939	10,657	1,273,319	1,283,976	15
Other industries	156	9,644	9,800	10,375,479	10,385,279	8
Consumer	5,347	11,026	16,373	1,828,497	1,844,870	4,953
Foreign-excluding UNBC	2,459	26,606	29,065	19,915,211	19,944,276	—
Residential	91,609	57,871	149,480	15,417,904	15,567,384	56,522
Card	29,751	46,695	76,446	666,978	743,424	—
UNBC	29,697	23,011	52,708	4,075,429	4,128,137	77

Total	¥189,990	¥222,611	¥412,601	¥91,713,699	¥92,126,300	¥64,663

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥3,690 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

Changes In The Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment
	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥1,156,638	¥1,315,615
Provision for credit losses	647,793	292,035
Charge-offs	520,772	385,770
Less—Recoveries	52,372	43,670

Net charge-offs	468,400	342,100
Others(1)	(20,416)	(25,094)

Balance at end of fiscal year	¥1,315,615	¥1,240,456

Note:

(1)	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Fiscal year ended March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	181,449	29,481	27,883	(15,004)	223,809
Charge-offs	126,157	23,075	43,073	24,494	216,799
Recoveries	36,043	216	1,486	5,684	43,429

Net charge-offs	90,114	22,859	41,587	18,810	173,370
Others(2)	(2,638)	—	—	(2,750)	(5,388)

Balance at end of fiscal year:
Individually evaluated for impairment	¥705,818	¥101,773	¥47,418	¥5,321	¥860,330
Collectively evaluated for impairment	245,916	67,855	21,158	53,857	388,786
Loans acquired with deteriorated credit quality	32,574	2,209	327	1,281	36,391

Allowance for credit losses total	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,479,098	¥321,074	¥145,805	¥44,469	¥1,990,446
Collectively evaluated for impairment	70,208,257	15,246,310	597,619	4,087,358	90,139,544
Loans acquired with deteriorated credit quality	108,634	19,534	14,449	70,085	212,702

Total loans(1)	¥71,795,989	¥15,586,918	¥757,873	¥4,201,912	¥92,342,692

Notes:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Others principally include gains from foreign exchange translation.

Schedule Of Loans Acquired With Deteriorated Credit Quality

	2011	2012
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥341,843	¥29,483
Cash flows expected to be collected at acquisitions	181,663	2,854
Fair value of loans at acquisition	152,263	2,854
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥60,925	¥84,728
Additions	29,401	—
Accretion	(27,321)	(34,373)
Disposals	—	—
Reclassifications from nonaccretable difference	23,184	37,793
Foreign currency translation adjustments	(1,461)	(1,271)

Balance at end of fiscal year	¥84,728	¥86,877

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥522,015	¥662,369
Outstanding balance at end of fiscal year	662,369	493,111
Carrying amount at beginning of fiscal year	188,719	271,909
Carrying amount at end of fiscal year	271,909	212,702
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥760	¥2,854
Carrying amount at end of fiscal year	29,833	26,346
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	¥25,906	¥34,985
Additional provisions during fiscal year	13,516	5,620
Reductions of allowance during fiscal year	2,202	1,658
Balance of allowance for loan losses at end of fiscal year	34,985	36,391

Schedule Of Components Of Investment In Direct Financing Leases

	2011	2012
	(in millions)
Minimum lease payments receivable	¥638,287	¥565,967
Estimated residual values of leased property	26,713	17,653
Less—unearned income	(59,333)	(43,840)

Net investment in direct financing leases	¥605,667	¥539,780

Schedule Of Future Minimum Lease Payment Receivables Under Noncancelable Leasing Agreements

Direct financing leases
(in millions)
Fiscal year ending March 31:
2013	¥190,504
2014	147,013
2015	96,016
2016	58,641
2017	26,999
2018 and thereafter	46,794

Total minimum lease payment receivables	¥565,967

Principal Amounts Related To Assets And Liabilities Of The Special Purpose Entity

	2011	2012
	(in millions)
Principal amounts of commercial loans in trusts	¥25,638	¥15,165

Senior beneficial interests retained by the MUFG Group	¥22,854	¥12,559
Subordinated beneficial interests sold to investors	2,784	2,606

Total beneficial interests	¥25,638	¥15,165

Key Economic Assumptions Used In Measuring The Fair Value Of The Senior Beneficial Interests

	2011	2012
One month forward rate	(0.22) - 0.79%	(0.28) - 0.78%
Credit spread	2.80 - 7.20%	2.49 - 7.16%

Sensitivities Of The Fair Value Of The Senior Beneficial Interests To An Immediate Adverse Change

	2011	2012
One month forward rate:
Impact of 10bp adverse change	99.85 - 99.92%	99.86 - 99.88%
Impact of 20bp adverse change	99.70 - 99.84%	99.72 - 99.77%
Credit spread:
Impact of 10% adverse change	99.02 - 99.79%	99.15 - 99.71%
Impact of 20% adverse change	98.04 - 99.57%	98.30 - 99.42%

Cash Flows Between The MUFG Group And The Special Purpose Entity

	2011	2012
	(in millions)
Cash flows from collections received on senior beneficial interests	¥17,937	¥10,295
Cash flows from dividends on senior beneficial interests	209	119
Servicing fees collected	4	2